SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss attributable to holders of ordinary shares (USD’000):
Net loss from continuing operations		$ (10,544)	$ (12,258)	$ (1,475)
Net loss from discontinued operations			$ 10,233	$ (7,132)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	[1]	331,480	55,505	20,922
Weighted average number of ordinary shares outstanding used in computing diluted (loss)/earnings per share	[1]	345,008	64,743	20,922
- From continuing operations	[2]	$ (31.81)	$ (220.84)	$ (70.50)
- From discontinued operations	[2]		184.36	(340.89)
- From continuing operations	[3],[4]	(31.81)	(220.84)	(70.50)
- From discontinued operations			$ 158.06	$ (340.89)

[1]	The number of shares reflected the 1-for-40 reverse split effective on April 3, 2025.
[2]	* Reflected the 1-for-40 reverse split effective on April 3, 2025
[3]	** Earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year
[4]	Earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year